MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]

The Group invests in marketable debt and equity securities, which are classified as available-for-sale. The following is a summary of marketable securities:

	December 31,
	2011				2012
	Amortized cost	Unrealized losses	Unrealized gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value
Available-for-sale:

Governmental bonds	$407	$-	$28	$435	$407	$-	$20	$427
Commercial bonds	571	-	67	638	192	-	45	237
Equity funds	118	-	50	168	118	-	108	226

Total available-for-sale marketable securities	$1,096	$-	$145	$1,241	$717	$-	$173	$890

Schedule Of Available For Sale Debt Securities By Contractual Maturities [Table Text Block]

The amortized costs of available-for-sale debt securities at December 31, 2012, by contractual maturities, are shown below:

		Gross unrealized gains (losses)
	Amortized cost	Gains	Losses	Estimated fair value

Due in one year or less	$-	$-	$-	$-
Due between one year to five years	599	65	-	664

	$599	$65	$-	$664

Schedule Of Changes In Other Comprehensive Income Of Available For Sale Securities [Table Text Block]

The following is the change in the other comprehensive income of available-for-sale securities during 2011:

Other comprehensive income

Other comprehensive income from available-for-sale securities as of January 1, 2011	$218

Reclassification to earnings of realized gain from available-for-sale securities	(20)
Unrealized loss from available-for-sale securities	(53)

Other comprehensive income from available-for-sale securities as of December 31, 2011	$145

The following is the change in the other comprehensive income of available-for-sale securities during 2012:

Other comprehensive income

Other comprehensive income from available-for-sale securities as of January 1, 2012	$145

Reclassification to earnings of realized gain from available-for-sale securities	-
Unrealized gain from available-for-sale securities	28

Other comprehensive income from available-for-sale securities as of December 31, 2012	$173